LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
LEASES
LEASES

NOTE 12 – LEASES

The Company has various operating and finance lease agreements with terms up to 10 years, for various types of property and equipment (such as office space and vehicles) etc. Some leases include options to purchase, terminate or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.

Operating Leases

The Company’s weighted-average remaining lease term relating to its operating leases is 3.71 years, with a weighted-average discount rate of 6.74%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s operating leases as of March 31, 2025:

Maturity of Operating Lease Liability
2026	181,753
2027	218,637
2028	156,745
2029 and thereafter	202,251
Total undiscounted operating lease payments	$759,386
Less: Imputed interest	(88,876)
Present value of operating lease liabilities	$670,510

The Company incurred lease expense, due to amortization of operating lease right-of-use assets, of $60,668 and $77,167, which was included in “General and administrative expenses,” for the three ended March 31, 2025 and 2024, respectively.

Finance Leases

The Company’s weighted-average remaining lease term relating to its finance leases is 1.07 years, with a weighted-average discount rate of 6.74%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s finance leases as of March 31, 2025:

Maturity of Lease Liability
2026	10,357
Total undiscounted finance lease payments	$10,357
Less: Imputed interest	(373)
Present value of finance lease liabilities	$10,164

The Company had financing cash flows used in finances leases of $5,533 and $8,737 for the three ended March 31, 2025 and 2024, respectively.

The Company incurred interest expense on its finance leases of $195 and $725 which was included in “Interest expense”, for the three months ended March 31, 2025 and 2024, respectively. The Company incurred amortization expense on its finance leases of $4,603 and $7,489 which was included in “Depreciation and amortization expense,” for the three months ended March 31, 2025 and 2024, respectively.

NOTE 13 – LEASES

The Company has various operating and finance lease agreements with terms up to ten years, for various types of property and equipment (such as office space and vehicles) etc. Some leases include options to purchase, terminate or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.

Operating Leases

The Company’s weighted-average remaining lease term relating to its operating leases is 3.85 years, with a weighted-average discount rate of 6.74%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s operating leases as of December 31, 2024:

Maturity of Operating Lease Liability
2025	235,009
2026	210,091
2027	150,950
2028	24,371
2029 and thereafter	170,391
Total undiscounted operating lease payments	$790,902
Less: Imputed interest	(95,786)
Present value of operating lease liabilities	$695,116

The Company incurred lease expense, due to amortization of operating lease right-of-use assets, of $296,914 and $364,968 which was included in “General and administrative expenses,” for the 12 months ended December 31, 2024 and 2023, respectively.

Finance Leases

The Company’s weighted-average remaining lease term relating to its finance leases is 1.07 years, with a weighted-average discount rate of 6.74%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s finance leases as of December 31, 2024:

Maturity of Lease Liability
2025	11,986
2026	3,447
Total undiscounted finance lease payments	$15,433
Less: Imputed interest	(550)
Present value of finance lease liabilities	$14,883

The Company had financing cash flows used in finances leases of $33,595 and $28,420 for the years ended December 31, 2024 and 2023, respectively.

The Company incurred interest expense on its finance leases of $2,065 and $2,903 which was included in “Interest expense,” for the years ended December 31, 2024 and 2023, respectively. The Company incurred amortization expense on its finance leases of $29,883 and $23,685 which was included in “Depreciation and amortization expense,” for the years ended December 31, 2024 and 2023, respectively.